Expenses (Tables)	12 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Schedule of expenses	Loss before income tax expense included the following expenses:

	Fiscal Year Ended June 30,
	2022	2021	2020
	(U.S. $ in thousands)
Depreciation:
Equipment	$1,641	$2,150	$2,077
Computer hardware and software	1,648	1,897	1,096
Furniture and fittings	3,180	3,442	3,000
Leasehold improvements	12,296	16,053	13,563
Total depreciation	18,765	23,542	19,736
Amortization:
Patents and trademarks	1,305	1,124	5,377
Customer relationships	8,652	8,939	8,086
Acquired developed technology	22,441	21,691	29,072
Total amortization	32,398	31,754	42,535
Total depreciation and amortization	$51,163	$55,296	$62,271
Employee benefits expense:
Salaries and wages	880,421	$637,143	$467,718
Variable compensation	169,695	106,835	82,851
Payroll taxes	88,878	68,543	53,189
Share-based payment expense	707,087	385,732	313,395
Defined contribution plan expense	54,441	39,116	29,783
Contractor expense	29,241	26,589	35,343
Other	124,416	83,350	63,362
Total employee benefits expense	$2,054,179	$1,347,308	$1,045,641
Impairment:
Right of use assets	—	3,759	—
Property and equipment	—	3,676	—
Total impairment	$—	$7,435	$—

Impairment charges	The impairment charge was classified within the statement of operations as follows:

Fiscal Year Ended June 30, 2021
(U.S. $ in thousands)
Cost of revenues	$1,710
Research and development	3,217
Marketing and sales	195
General and administrative	2,313